Related Party Transactions - Additional Information (Detail) - Lessee Company Where Ceo of the Lessor Company is the Member of Board of Directors [Member] $ in Thousands		9 Months Ended		12 Months Ended
	Dec. 07, 2018 ft²	Sep. 30, 2021	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2019 ft²
Related Party Transaction [Line Items]
Area of space subleased	400
Revised area of space subleased						3,700
Sublease lease term extension		2 years		2 years
Percentage of profit arising on sublease due to excess amount collected from subtenant to be shared						50.00%
Operating lease rental expense sublease rentals | $			$ 160	$ 160	$ 279